Income Taxes (Details) - Schedule of the Valuation Allowance Activity - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Valuation allowance, beginning of period	$ 10,769	$ 12,145
Partial release of allowance	(4,840)	0
Change in valuation allowance	(1,386)	(1,376)
Valuation allowance, end of period	$ 4,543	$ 10,769